Cover	Oct. 20, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	CAPITAL ONE FINANCIAL CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13300
Entity Tax Identification Number	54-1719854
Entity Address, Address Line One	1680 Capital One Drive,
Entity Address, City or Town	McLean,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	720-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000927628
Amendment Flag	false
Common Stock (par value $.01 per share)
Entity Information [Line Items]
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	COF
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series I
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series I
Trading Symbol	COF PRI
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series J
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series J
Trading Symbol	COF PRJ
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series K
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series K
Trading Symbol	COF PRK
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series L
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series L
Trading Symbol	COF PRL
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series N
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series N
Trading Symbol	COF PRN
Security Exchange Name	NYSE
1.650% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.650% Senior Notes Due 2029
Trading Symbol	COF29
Security Exchange Name	NYSE
4.326% Fixed-to-Floating Rate Senior Notes Due 2032
Entity Information [Line Items]
Title of 12(b) Security	4.326% Fixed-to-Floating Rate Senior Notes Due 2032
Trading Symbol	COF32
Security Exchange Name	NYSE
4.832% Fixed-to-Floating Rate Senior Notes Due 2037
Entity Information [Line Items]
Title of 12(b) Security	4.832% Fixed-to-Floating Rate Senior Notes Due 2037
Trading Symbol	COF37
Security Exchange Name	NYSE